Other Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Schedule of Other Income and Expense [Line Items]
DraftKings Gain	$ 973	$ 0	$ 0
Gain on sale of an investment	65	0	0
Hulu Gain	0	4,794	0
Insurance recoveries related to legal matters	0	46	38
Charge for the extinguishment of a portion of the debt originally assumed in the TFCF acquisition	0	(511)	0
Gain on sale of real estate, property rights and other	0	28	563
Other income, net	$ 1,038	$ 4,357	$ 601